AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2010
REGISTRATION NOS. 33-21677; 811-5547

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 71 ☑
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74 ☑
LAUDUS TRUST
(Exact Name of Registrant as Specified in Charter)
211 Main Street
San Francisco, CA 94105
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	Copies to:
KOJI E. FELTON	TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc.	Morgan, Lewis & Bockius LLP
211 Main Street	1701 Market Street
San Francisco, CA 94105	Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)

☑	On July 29, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 71 to the Registration Statement of Laudus Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on May 21, 2010 (Accession Number: 0000950123-10-051685) (referred to herein as “PEA No. 70”).
The Registrant’s Prospectuses for the following funds are hereby incorporated by reference to Part A of PEA No. 70: Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund and Laudus Growth Investors U.S. Large Cap Growth Fund
The Registrant’s Statements of Additional Information for the following funds are hereby incorporated by reference to Part B of PEA No. 70: Laudus Mondrian International Equity Fund, Laudus Mondrian Global Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Fixed Income Fund and Laudus Growth Investors U.S. Large Cap Growth Fund.

ITEM 28. EXHIBITS.
(a)
(1)	Third Amended and Restated Agreement and Declaration of Trust of the Registrant — incorporated herein by reference to Exhibit (a)(14) of Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A electronically filed with the SEC on October 23, 2007 (referred to herein as, “PEA No. 60”);
(b)
(1)	Amended and Restated By-Laws of the Registrant — incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A electronically filed with the SEC on December 17, 2007.
(c)	Reference is made to Article 5 of the Third Amended and Restated Agreement and Declaration of Trust of the Registrant;
(d)	(1)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A electronically filed with the SEC on March 12, 2004 (referred to herein as, “PEA No. 46”);
(2)	Management Contract between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(2) of PEA No. 46;

(3)	Management Contract between the Registrant on behalf of its Laudus Rosenberg Long/Short Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(3) of PEA No. 46;

(4)	Management Contract between the Registrant on behalf of its Laudus Rosenberg International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(6) of PEA No. 46;

(5)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(8) of PEA No. 46;

(6)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(10) of PEA No. 46;

(7)	Management Contract between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A electronically filed with the SEC on April 14, 2006 (referred to herein as, “PEA No. 56”);

(8)	Management Contract between the Registrant on behalf of its Laudus Rosenberg International Discovery Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A electronically filed with the SEC on July 28, 2006 (referred to herein as, “PEA No. 57”);

(9)	Management Contract between the Registrant on behalf of its Laudus Mondrian Emerging Markets Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of Post-

Effective Amendment No. 60 to the Registration Statement on Form N-1A electronically filed with the SEC on October 23, 2007 (referred to herein as, “PEA No. 60”);
(10)	Management Contract between the Registrant on behalf of its Laudus Mondrian International Fixed Income Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(14) of PEA No. 60;

(11)	Management Contract between the Registrant on behalf of its Laudus Mondrian International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A electronically filed with the SEC on July 30, 2008 (referred to herein as, “PEA No. 65”);

(12)	Management Contract between the Registrant on behalf of its Laudus Mondrian Global Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of PEA No. 65;

(13)	Management Contract between the Registrant on behalf of its Laudus Growth Investors U.S. Large Cap Growth Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A electronically filed with the SEC on October 26, 2009 (referred to herein as “PEA No. 69”);

(14)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(12) of PEA No. 46;

(15)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Small Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(13) of PEA No. 46;

(16)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(14) of PEA No. 46;

(17)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(17) of PEA No. 46;

(18)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U. S. Discovery Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(19) of PEA No. 46;

(19)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(21) of PEA No. 46;

(20)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg U.S. Large Capitalization Value Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A electronically filed with the SEC on December 22, 2005;

(21)	Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg International Discovery Fund, Charles Schwab Investment Management, Inc., AXA Rosenberg Investment Management LLC — incorporated herein by reference to Exhibit (d)(24) of PEA No. 57;

(22)	Subadviser Agreement between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited with regard to Laudus Mondrian Emerging Markets Fund and Laudus Mondrian International Fixed Income Fund — incorporated herein by reference to Exhibit (d)(27) of PEA No. 60;

(23)	Amendment to the Subadviser Agreement between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited with regard to Laudus Mondrian International Equity Fund and Laudus Mondrian Global Equity Fund — incorporated herein by reference to Exhibit (d)(22) of PEA No. 65;

(24)	Subadviser Agreement between Charles Schwab Investment Management, Inc. and UBS Global Asset Management (Americas) Inc. with regard to Laudus Growth Investors U.S. Large Cap Growth Fund — incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A electronically filed with the SEC on May 21, 2009 (referred to herein as “PEA No. 67);

(e)	(1)	Distribution Agreement by and among the Registrant, Laudus Institutional Trust, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc., — incorporated herein by reference to Exhibit (e) of PEA No. 56;
(2)	Amendment to the Distribution Agreement — incorporated herein by reference to Exhibit (e)(2) of PEA No. 65;
(f)	(1)	Amended and Restated Laudus Funds Retirement Plan for Trustees — incorporated herein by reference to Exhibit (f)(1) of PEA No. 65;

(g)	(1)	Amended and Restated Master Custodian Agreement by and between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g) of PEA No. 56;
(2)	Amendment to the Amended and Restated Master Custodian Agreement — incorporated herein by reference to Exhibit (g)(2) of PEA No. 65;

(3)	Custody Agreement between the Registrant and Custodial Trust Company — incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A electronically filed with the SEC on July 31, 2003 (referred to herein as “PEA No. 45”);

(4)	Schedule of remuneration to Custody Agreement between the Registrant and Custodial Trust Company — incorporated herein by reference to Exhibit (g)(4) of PEA No. 45;

(5)	Assignment of Custody Accounts from Custodial Trust Company to JP Morgan Chase Bank — incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A electronically filed with the SEC on July 29, 2009 (referred to herein as “PEA No. 68);

(h)	(1)	Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) of PEA No. 56;
(2)	Amendment to the Transfer Agency and Service Agreement — incorporated herein by reference to Exhibit (h)(2) of PEA No. 65;

(3)	Amended and Restated Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 69;

(4)	Administration Agreement by and between State Street Bank and Trust Company and the Registrant — incorporated herein by reference to Exhibit (h)(3) of PEA No. 56;

(5)	Amendment to the Administration Agreement — incorporated herein by reference to Exhibit (h)(5) of PEA No. 65;

(6)	Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) of PEA No. 56;

(7)	Amendment to the Master Fund Accounting and Services Agreement — incorporated herein by reference to Exhibit (h)(7) of PEA No. 65;

(i)		Opinion and Consent of Counsel — to be filed by amendment;

(j)	(1)	Consent of PricewaterhouseCooppers LLP — to be filed by amendment;

(2)	Trustee power of Attorney of Mariann Byerwalter — incorporated herein by reference to Exhibit (j)(2) of PEA No 70;

(3)	Trustee power of Attorney of John F. Cogan — incorporated herein by reference to Exhibit (j)(4) of PEA No. 70;

(4)	Trustee power of Attorney of William A. Hasler — incorporated herein by reference to Exhibit (j)(3) of PEA No. 70;

(5)	Trustee power of Attorney of Charles R. Schwab — incorporated herein by reference to Exhibit (j)(9) of PEA No. 70;

(6)	Trustee power of Attorney of Gerald B. Smith — incorporated herein by reference to Exhibit (j)(5) of PEA No. 70;

(7)	Trustee power of Attorney of Donald R. Stephens — incorporated herein by reference to Exhibit (j)(6) of PEA No. 70;

(8)	Trustee power of Attorney of Joseph H. Wender — incorporated herein by reference to Exhibit (j)(7) of PEA No. 70;

(9)	Trustee power of Attorney of Michael W. Wilsey — incorporated herein by reference to Exhibit (j)(8) of PEA No. 70;

(10)	Trustee power of Attorney of Walter W. Bettinger, II — incorporated herein by reference to Exhibit (j)(10) of PEA No. 70;

(11)	Officer power of Attorney of George Pereira — incorporated herein by reference to Exhibit (j)(11) of PEA No. 70;

(12)	Officer power of Attorney of Randall W. Merk — filed herein as Exhibit (j)(12);

(k)	None;

(l)	Investment letter regarding initial capital — incorporated herein by reference to Exhibit (l) of PEA No. 45;

(m)	Amended and Restated Distribution and Shareholder Service Plan for Investor Shares — incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A electronically filed with the SEC on May 28, 1999;

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan — incorporated herein by reference to PEA No. 67;

(o)	Reserved;

(p)	(1) Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (p)(1) of PEA No. 67;

(2)	Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to certain of the Funds — incorporated herein by reference to Exhibit (p)(2) of PEA No. 67;

(3)	Code of Ethics of ALPS Distributors, Inc., principal underwriter to the Registrant — incorporated herein by reference to Exhibit (n)(3) of PEA No. 56;

(4)	Code of Ethics of Mondrian Investment Partners LLP, investment subadviser to certain of the Funds — incorporated herein by reference to Exhibit (p)(4) of PEA No. 67;

(5)	Code of Ethics of UBS Global Asset Management (Americas) Inc., investment subadviser to the Laudus Growth Investors U.S. Large Cap Growth Fund — incorporated herein by reference to Exhibit (p)(5) of PEA No. 67;

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
     The Board of Trustees of the Registrant is identical to that of the Laudus Institutional Trust and to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. except for Schwab Strategic Trust However, the officers of the Registrant are identical except for the Chief Legal Officer. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the Fund, leads the Registrant to take the position that it is not under common control with these other Funds.
ITEM 30. INDEMNIFICATION.
(a)	Indemnification
     Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):
ARTICLE VIII
Indemnification
     SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
     SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.
     SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.”
(b) Summary of Indemnification Provisions
     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.
(c) Insurance
     The Registrant maintains comprehensive Errors and Omissions/Directors and Officers insurance policies for each of its trustees and officers. The policy provides coverage for the trustees and officers with respect to the Registrant, Laudus Institutional Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios (“Schwab and Laudus Funds”). The Registrant’s policies insure each trustee and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act. In addition, the Independent Trustees have additional coverage through independent directors liability policies with respect to the Schwab and Laudus Funds. The premiums for such policies are allocated among the insureds in accordance with Rule 17d-1 of the 1940 Act.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          The Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation,

organized in October 1989, also serves as the investment manager to the Laudus Institutional Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Strategic Trust and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Institutional Trust and an investment adviser to certain non-investment company clients.
          The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position with		Connection with
Adviser	Name of Company	Other Company

Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman
	The Charles Schwab Bank, N.A.	Chairman, Director
	The Charles Schwab Corporation	Chairman
	Schwab Holdings, Inc.	Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc.	Chairman and Chief Executive Officer
	Charles Schwab Holdings (UK)	Chairman
	Schwab Funds	Trustee and Chairman

	All Kinds of Minds	Director
	Charles and Helen Schwab Foundation	Director
	Stanford University	Trustee
	President’s Advisory Council on Financial Literacy	Chairman
	San Francisco Museum of Modern Art	Chairman

Randall W. Merk President and Chief Executive Officer, Director	Charles Schwab & Co., Inc.	Executive Vice President and President, Investment Management Services

	Schwab Funds	President and Chief Executive Officer

	Laudus Funds	President and Chief Executive Officer

	Schwab ETFs	President and Chief Executive Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji Felton Senior Vice President, Chief Counsel and Corporate Secretary	Schwab Funds	Secretary and Chief Legal Officer

Name and Position with		Connection with
Adviser	Name of Company	Other Company

	Laudus Funds	Vice President and Assistant Clerk

	Schwab ETFs	Secretary and Chief Legal Officer

	Charles Schwab & Co. Inc.	Senior Vice President, Deputy General Counsel

George Pereira Senior Vice President and Chief Financial Officer	Schwab Funds	Treasurer and Principal Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer

	Schwab ETFs	Treasurer and Principal Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director
          AXA Rosenberg Investment Management LLC (“AXA”) was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. AXA provides investment advisory services to a substantial number of institutional investors and to this Trust. With respect to AXA, the response to this Item will be incoporated by reference to AXA’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. AXA’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
          Mondrian Investment Partners Limited (“Mondrian”) was established as a limited company organized under the laws of England and Wales in 1990 under the name Delaware International Advisers Limited, an indirect, wholly owned subsidiary of Delaware Holdings, Inc. In 2004, a senior management team, together with private equity funds sponsored by Hellman & Friedman LLC, acquired Delaware International Advisers Limited and changed its name to Mondrian Investment Partners Limited. Mondrian is currently 61% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds affiliated with Hellman & Friedman, LLC. Mondrian’s principal office is located at Fifth Floor 10 Gresham Street London EC2V 7JD. Hellman & Friedman’s principal office is located at One Maritime Plaza, 12th Floor, San Francisco, CA 94111. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940. Mondrian provides investment advisory services to a substantial number of institutional and high net worth investors, as well as to several funds in the Laudus Trust and this Trust. With respect to Mondrian, the response to this Item will be incorporated by reference to the Subadviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. Mondrian’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
ITEM 32. PRINCIPAL UNDERWRITERS.
          (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds

Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.
(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None

Spencer Hoffman	Director	None

Thomas A. Carter	President, Director	None

Jeremy O. May	Executive Vice President, Director	None

John C. Donaldson	Executive Vice President, Chief Financial Officer	None

Richard Hetzer	Executive Vice President	None

Diana M. Adams	Senior Vice President, Controller, Treasurer	None

Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None

Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None

Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None

Erin Douglas	Vice President, Senior Associate Counsel	None

JoEllen Legg	Vice President, Associate Counsel	None

Paul F. Leone	Vice President, Assistant General Counsel	None

Steven Price	Vice President, Deputy Chief Compliance Officer	None

James Stegall	Vice President, Institutional Sales Manager	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:
1) Laudus Trust, 211 Main Street, San Francisco, CA 94105
2) Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, CA 94105
3) Mondrian Investment Partners Limited, 10 Gresham Street, London EC2V 7JD
4) AXA Rosenberg Investment Management LLC 4 Orinda Way, Building E, Orinda, CA 94563
5) State Street Bank and Trust Company, One Lincoln Street Boston, MA 02111

6) Boston Financial Data Services, P.O. Box 8032, Boston, Massachusetts 02266
7) ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
8) UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606
9) Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540
ITEM 34. MANAGEMENT SERVICES.
     None.
ITEM 35. UNDERTAKINGS.
     Not applicable.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 71 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 19th day of July, 2010.

LAUDUS TRUST
By:	Randall W. Merk*
Randall W. Merk
Chief Executive Officer and President

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 19th day of July, 2010.

Signature	Title

Randall W. Merk* Randall W. Merk	Chief Executive Officer and President

George Pereira* George Pereira	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Michael W. Wilsey* Michael W. Wilsey	Trustee

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX
(j)

(12)	Power of Attorney of Randall W. Merk